ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Schedule of Subsidiaries
Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Technology Limited (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

JinkoSolar International Limited (“JinkoSolar International”)	November 25, 2009	Hong Kong	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Pty Ltd. (“JinkoSolar South Africa”)	April 13, 2012	South Africa	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

JinkoSolar Power Engineering Group Limited (“JinkoSolar Power”)*	November 12, 2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltda (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA. (“JinkoSolar Portugal”)	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Zhejiang Jinko Financial Leasing Co., Ltd	October 10, 2014	PRC	100%

Shanghai Jinko Financial Information Service Co., Ltd	November 7, 2014	PRC	100%

JinkoSolar Household PV Technology Holding Co., Ltd**(“JinkoSolar Household”)	December 30, 2014	Hong Kong	100%

Jinko Solar Technology SDN.BHD. (“JinkoSolar Malaysia”)	January 21, 2015	Malaysia	100%

Jinko Power International (Hongkong) Limited	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited	August 28, 2015	Hong Kong	100%

JinkoSolar (Thailand) Co., Ltd	October 16, 2015	Thailand	100%

*	JinkoSolar Power, a 55% owned subsidiary of WWG Investment, is the holding company of the Group's solar project business.

JinkoSolar Power [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of major subsidiaries
Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of ownership

Canton Best Limited (“Canton Best BVI”) ***	September 16, 2013	BVI	100%

Wide Wealth Group Holding Limited (“Wide Wealth Hong Kong”)***	June 11, 2012	Hong Kong	100%

Jiangxi JinkoSolar Engineering Co, Ltd. (“Jinko Engineering”) (Originally named as Shangrao Jinko PV Technology Engineering Co., Ltd.)	July 28, 2011	PRC	100%

Jinko Power Co., Ltd. (Zhejiang) (formerly Haining JinkoSolar Investment Co.,Ltd)	September 14, 2012	PRC	100%

***
Canton Best BVI is a wholly owned subsidiary of JinkoSolar Power, and Wide Wealth Hong Kong is a wholly owned subsidiary of Canton Best BVI. Wide Wealth Hong Kong holds 100% equity interests in Jinko Engineering which further holds 83.56% equity interests in Jinko Power Co., Ltd. (Zhejiang). Jinko Power Co., Ltd. (Zhejiang) holds 93 solar power project entities in the PRC.

**	JinkoSolar Household , is the holding company of the Group's household sold project business.

JInkoSolar Household [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of major subsidiaries
Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of ownership

JinkoSolar Household PV System Ltd.	January 12, 2015	BVI	100%

JInkoSolar Household PV Technology (HongKong) Limited(“JinkoSolar Household HongKong”)****	January 21, 2015	Hong Kong	100%

****	JinkoSolar Household HongKong has 8 subsidiaries in the PRC.